UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:       December 31, 1999

Institutional Investment Manager Filing this Report:

Name:       Halcyon/Alan B. Slifka Management Co. LLC
Address:    477 Madison Avenue
            8th Floor
            New York, NY  10022

13F File Number:  28-6072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James R. Pasquarelli
Title:       Chief Financial Officer
Phone:       212-303-9415
Signature, Place and Date of Signing:
James R. Pasquarelli       New York, NY       December 31, 1999

Report Type:

[ X ]   13F HOLDINGS REPORT

[   ]   13F NOTICE

[   ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Value Total:  $530,954

List of Other Included Managers:

NONE

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Halcyon/Alan B. Slifka Mgmt. Co.
13F Report
December 31, 1999
(SEC USE ONLY)


					                                                                  ITEM 6
				                                                                 	 INVESTMENT					         ITEM 8
	                               ITEM 2	   ITEM 3 	  ITEM 4	  ITEM 5				DISCRETION       ITEM 7 VOTING AUTHORITY
ITEM I	                         TITLE OF	 CUSIP	    VALUE	   SHARES OR	(A)	 (B)	   (C)	 MANA-	 (A)	      (B) 	  (C)
NAME OF ISSUER	                 CLASS	    NUMBER	   (X$1000)	PRIN. AMT	SOLE	SHARED	NONE	GERS	  SOLE    	 SHARED	NONE

Abraxas Petroleum Corp.	        COMMON	   003830106	   2,956 2,955,848        X 	   X 		       2,955,848
Air Express	                    COMMON	   009104100	  12,256   379,295      		X	    X 		         379,295
Amcol International	            COMMON	   02341W103 	  3,049   189,057  		    X	    X		          189,057
Anacomp Inc - New	              COMMON	   032371106	  10,022   551,030  	     X	    X		          551,030
BCE Inc. US	                    COMMON	   05534B109	  15,180   168,313  		    X	    X		          168,313
Bonneville Pacific      	       COMMON	   098904204	   7,185   649,495  	     X	    X		          649,495
Chesapeake Corp.	               COMMON	   165159104	     898	   29,452  	     X	    X		           29,452
Consolidated Natural Gas	       COMMON	   209615103	  70,418 1,084,400 		     X	    X		        1,084,400
Elbit Limited	                  COMMON  	 284275104	   4,512   255,094  		    X	    X		          255,094
Flycast Comm. Corp.	            COMMON	   344067103 	  6,813    52,435  		    X	    X		           52,435
General Instrument Corp.	       COMMON	   370120107	  65,848   774,677        X 	   X		          774,677
Global Light Telecoms	          COMMON	   37934X100	   2,656   214,620  		    X 	   X 		         214,620
GTS INC	                        COMMON	   37936U104	  13,330   383,600  		    X	    X		          383,600
Homefed Corp - New	             COMMON	   43739D208	     127	  144,421        X	    X		          144,421
Howmet International Inc.	      COMMON	   443208103	  14,184   785,251  		    X 	   X		          785,251
Iridium 	                       COMMON	   G49398105	      89	   36,583 	 	    X	    X		           36,583
Jones Intercable Class A	       COMMON	   480206200	  11,403   164,515  	     X	    X		          164,515
Jones Intercable Inc.	          COMMON	   480206101	   3,407    49,019        X	    X		           49,019
Media General Inc.  Class A	    COMMON	   584404107	  13,464   258,924        X	    X		          258,924
MediaOne	                       COMMON	   58440J104	 113,580 1,478,672 	      X	    X		        1,478,672
Network Computing Devices	      COMMON	   64120N100	     517	   65,700        X	    X		           65,700
Novacare Inc.	                  COMMON	   669930109	     434	2,312,104   		   X	    X		        2,312,104
Olsten Corp.	                   COMMON	   681385100	  50,192 4,436,837 	      X	    X		        4,436,837
Omnipoint Corp.	                COMMON	   68212D102 	 14,871   123,286 	      X	    X		          123,286
Pittway Corp. Class A	          COMMON	   725790208	  16,384   365,616        X 	   X 		         365,616
Pittway Corp.	                  COMMON	   725790109	     553	   12,263  		    X	    X		           12,263
Shorewood Packaging Corp.	      COMMON	   825229107	   5,308   280,282 	      X	    X		          280,282
Trans World Entertainment Corp.	COMMON	   89336Q100 	 13,657 1,300,649 		     X	    X		        1,300,649
US West Inc.	                   COMMON	   91273H101	  54,069   750,962 		     X	    X		          750,962
Ziff Davis Inc.	                COMMON	   989511100	   1,227    77,594  	     X	    X		           77,594
Air Express Options CALL FEB 30	OPTIONS 	 009104101	      57	      208	 	     X	    X		              208
AT&T Corp. CALL APR 55	         OPTIONS	  001957109	     121 	     431		      X 	   X		              431
Columbia Gas   CALL FEB 60	     OPTIONS	  1976489BL	     525	      977		      X 	   X		              977
Consol. Natural Gas CALL JAN 60	OPTIONS	  2096159AL	     162	      308		      X	    X		              308
Howmet Intl Inc.CALL APR 17 1/2 OPTIONS	  4432089DW	      51	      411		      X	    X		              411
MediaOne   CALL FEB 75	         OPTIONS	  58440J9BO	     180	      400		      X	    X		              400
Republic NY Corp.  CALL JAN 65	 OPTIONS	  7607199AM	      11 	      16		      X	    X		               16
Republic NY Corp.  PUT JAN 55	  OPTIONS	  7607199MK	       0	      705		      X	    X		              705
Republic NY Corp.  PUT JAN 65	  OPTIONS	  7607199MM	       0	      651		      X	    X		              651
S&P 500 Options    PUT JAN 1325	OPTIONS 	 9ME	           219	      547	 	     X	    X		              547
US West Inc.  CALL FEB 70	      OPTIONS	  91273H9BN	     103	      200		      X	    X		              200
Nebco Evans Pfd.	               PREFERRED	U62922106	     197	   39,425  		    X	    X		           39,425
ABRAXAS CONTINGENT RGTS	        RIGHTS	   003831112	     739	2,957,549        X	    X		        2,957,549
Specialty Foods Wrnts 12/15/09  WARRANT	  784127AA0	       0	    6,782 		     X	    X		            6,782
			                                                 --------
                                                    $530,954


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